Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	$ 9	$ 11
Jackpot liabilities	170	196
Debt	5,750	6,477
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	9	11
Jackpot liabilities	135	184
Debt	5,576	6,792
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	5,576	6,792
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	9	11
Jackpot liabilities	135	184
Debt	0	0
Customer portfolio segment
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	219	261
Customer portfolio segment | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	219	261
Customer portfolio segment | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	211	245
Customer portfolio segment | Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 211	$ 245